Consolidated cash flow statement (Parenthetical) - GBP (£) £ in Millions	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Consolidated cash flow statement
Interest received	£ 24,996	£ 20,345	£ 12,638
Interest paid	13,689	8,871	2,357
Cash outflow for leases	95	122	170
Payments of principal amount, lease liabilities	£ 79	£ 102	£ 145